Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues
Operating Expenses:
General and administrative	514,437	573,253	1,929,308	2,680,217
Research and development	97,812	167,464	408,905	1,009,894
Rent - related party				2,600
Total operating expenses	612,249	740,717	2,338,213	3,692,711
Loss from operations	(612,249)	(740,717)	(2,338,213)	(3,692,711)
Other income
Interest income	14	479
Gain on extinguishment of liabilities			1,456,574
Change in fair value of derivative liability				35,710
Other income			788	24,772
Total other income	14	479	1,457,362	60,482
Loss from continuing operations	(612,235)	(740,238)	(880,851)	(3,632,229)
Loss from discontinued operations				(733,126)
Net loss	$ (612,235)	$ (740,238)	$ (880,851)	$ (4,365,355)
Net loss per share from continuing operations - basic and diluted			$ (0.02)	$ (0.07)
Net loss per share from discontinued operations - basic and diluted				(0.01)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.08)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding - basic and diluted	50,700,147	50,840,147	50,840,147	51,541,377